Stock-Based Compensation - Summary of Characteristics of Options Outstanding (Detail) - 12 months ended Dec. 31, 2015 $ in Millions	USD ($) CAD / shares shares	CAD / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options	7,349,416
Remaining contractual life [years]	4 years 11 days
Number of options exercisable	4,193,359
Aggregate intrinsic value | $	$ 93
Weighted average exercise price of options | CAD / shares		CAD 38.59
Weighted average exercise price | CAD / shares		CAD 25.53
Weighted average life remaining [years], exercisable	2 years 11 months 9 days
Aggregate intrinsic value of options exercisable | $	$ 93
Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range lower limit | CAD / shares	$ 10
Exercise price range upper limit | CAD / shares	$ 15
Number of options	1,000,682
Remaining contractual life [years]	10 months 24 days
Number of options exercisable	1,000,682
Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range lower limit | CAD / shares	$ 15
Exercise price range upper limit | CAD / shares	$ 20
Number of options	20,000
Remaining contractual life [years]	1 year 4 months 24 days
Number of options exercisable	20,000
Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range lower limit | CAD / shares	$ 20
Exercise price range upper limit | CAD / shares	$ 25
Number of options	1,480,560
Remaining contractual life [years]	3 years 2 months 12 days
Number of options exercisable	1,487,226
Range Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range lower limit | CAD / shares	$ 25
Exercise price range upper limit | CAD / shares	$ 30
Number of options	1,877,018
Remaining contractual life [years]	3 years 9 months 18 days
Number of options exercisable	1,247,757
Range Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range lower limit | CAD / shares	$ 50
Number of options	2,971,156
Remaining contractual life [years]	5 years 8 months 12 days
Number of options exercisable	437,694